CAPITAL SECURITIES - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Dec. 04, 2014 USD ($) boardOfDirectorDesignee $ / shares	Dec. 31, 2020 USD ($) tranche	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of classes of share capital [line items]
Period over which price is calculated		20 days
Right to designate member to board of directors, number | boardOfDirectorDesignee	1
Limited partnership units, issued		$ 738	$ 13	$ 501
Total capital securities		3,033	3,075
Redemption amount		38	49		$ 49	$ 64
Brookfield DTLA Holdings LLC
Disclosure of classes of share capital [line items]
Total capital securities		$ 807	860
Preferred equity unit holders
Disclosure of classes of share capital [line items]
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 25.70
Number of tranches of stock issued | tranche		3
Average dividend yield	6.50%
Period over which price is calculated	20 days
Conversion condition, limit of market price to exchange price at maturity, percent	80.00%
Preferred equity unit holders | Tranche One
Disclosure of classes of share capital [line items]
Preferred units, maturity	7 years
Preferred units, redemption period	3 years
Preferred equity unit holders | Tranche Two
Disclosure of classes of share capital [line items]
Preferred units, maturity	10 years
Preferred units, redemption period	4 years
Preferred equity unit holders | Tranche Three
Disclosure of classes of share capital [line items]
Preferred units, maturity	12 years
Preference shares
Disclosure of classes of share capital [line items]
Preferred equity		$ 699	420
Limited partnership units, issued		288	722
Preference shares | BSREP II RH B LLC
Disclosure of classes of share capital [line items]
Total capital securities		$ 249	249
Annual return payable in monthly distributions		9.00%
Preference shares | BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares
Disclosure of classes of share capital [line items]
Total capital securities		$ 40	40
Preference shares | Preferred equity unit holders
Disclosure of classes of share capital [line items]
Preferred equity	$ 1,800
Limited partnership units, issued	1,535
Issuances to redeemable/exchangeable and special limited partnership unitholders	265
Preference shares | Preferred equity unit holders | Tranche One
Disclosure of classes of share capital [line items]
Preferred equity	$ 600
Preferred units, redemption premium, percent	125.00%
Preference shares | Preferred equity unit holders | Tranche Two
Disclosure of classes of share capital [line items]
Preferred equity	$ 600
Preferred units, redemption premium, percent	130.00%
Preference shares | Preferred equity unit holders | Tranche Three
Disclosure of classes of share capital [line items]
Preferred equity	$ 600
Preferred units, redemption premium, percent	135.00%
Series A Preferred Shares | Rouse Series A Preferred Shares
Disclosure of classes of share capital [line items]
Total capital securities		142	142
Capital securities | D.C. Fund
Disclosure of classes of share capital [line items]
Total capital securities		$ 56	$ 62